Software Development Cost (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019	Oct. 01, 2018
Software Development Cost
Software development costs, net of accumulated amortization	$ 170,582,000				$ 172,614,000
Tradeweb Markets LLC | Successor
Software Development Cost
Software development costs	175,656,000
Accumulated amortization	(5,074,000)
Software development costs, net of accumulated amortization	170,582,000
Software development costs capitalized	7,156,000
Fair value assigned to software development costs as a result of the Refinitiv Transaction						$ 168,500,000
Amortization expense	$ 5,074,000
Tradeweb Markets LLC | Predecessor
Software Development Cost
Software development costs			$ 218,382,000
Accumulated amortization			(177,201,000)
Software development costs, net of accumulated amortization			41,181,000
Software development costs capitalized		$ 19,523,000	27,157,000	$ 25,351,000
Amortization expense		$ 19,962,000	$ 25,420,000	$ 26,824,000